UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22461

Morgan Creek Global Equity Long/Short Institutional Fund
(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC	27517
(Address of principal executive offices)	(Zip code)

Mark Vannoy Morgan Creek Capital Management, LLC 301 West Barbee Chapel Road Chapel Hill, North Carolina 27517
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(919) 933-4004

Date of fiscal year end:	March 31

Date of reporting period:	July 1, 2014-June 30, 2015

Item 1. Proxy Voting Record.

Liberty Interactive Corporation		Ticker:	LVNTA	CUSIP:	53071M880	Meeting Date:	8/4/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-c. Elect Directors 2. To approve, on an advisory basis, the compensation of named executive officers. 3. Proposal to ratify the selection of KPMG LLP as independent auditors for FYE 12/31/2014.

Vipshop Holdings LTD ADS		Ticker:	VIPS	CUSIP:	92763W103	Meeting Date:	9/15/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Special resolution that the authorized share capital of the Company be re-classified and re-designated into (i) 500,000,000 ordinary shares of par value of US $0.0001 each, of which 483,489,642 be designated as Class A ordinary shares of par value of US $0.0001 each and 16,510,358 be designated as Class B ordinary shares of par value of US $0.0001 each, with each Class A Ordinary Share being entitled to one vote and each Class B Ordinary Share being entitled to ten votes on all matters subject to vote at general meetings of the Company and with such other rights, preferences and privileges as set forth in the new Amended and Restated Memorandum and Articles of Association of the Company; that the re-designation and re-classification of 16,510,358 ordinary shares, being all the currently issued and outstanding ordinary shares beneficially owned by the Founder, Elegant Motion Holdings Limited and any of their affiliates into the same number of Class B Ordinary Shares on a 1:1 basis be approved and adopted; that the re-designation and re-classification of all the then issued and outstanding ordinary shares, other than the Class B Ordinary Shares, and all of the unissued shares into the same number of Class A Ordinary Shares on a 1:1 basis be approved and adopted; and that all of the issued and outstanding awards, including options and restricted shares, granted by the Company under the Company’s currently effective share incentive plans, shall entitle the grantees to such number of Class A Ordinary Shares equivalent to the number of ordinary shares that these grantees would be entitled to as originally set out in their relevant award agreement with the Company and the Company shall issue such Class A Ordinary Shares to the grantees of such awards granted pursuant to the applicable share incentive plan upon vesting and/or exercise of such awards, by the grantees.
2. Special resolution that all Class B Ordinary Shares be automatically converted into the same number of Class A Ordinary Shares as soon as the Class B Shareholders in aggregate, beneficially own less than 825,518 Class B Ordinary Shares, which is equivalent to 5% of the total issued and outstanding Class B Ordinary Shares as of the date of effectiveness of the New M&AAs.
3. Special resolution, that the new M&AAs be approved and adopted to reflect all of the above resolutions.

Horizon Pharma Inc		Ticker:	HZNP	CUSIP:	44047T109	Meeting Date:	9/18/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Approval of the adoption of the Merger Agreement and approval of the merger.
2. Approval, on an advisory basis, of certain compensatory arrangements between Horizon and its named executive officers relating to the merger contemplated by the Merger Agreement.
3. Approval of the Horizon Pharma Public Limited Company 2014 Equity Incentive Plan
4. Approval of the Horizon Pharma Public Limited Company 2014 Non-Employee Equity Plan.
5. Approval of the Horizon Pharma Public Limited Company 2014 Employee Stock Purchase Plan.
6. Approval of the adjournment of the special meeting, if necessary, to solicit additional proxies if there are not sufficient votes at the time of the special meeting to adopt the Merger Agreement and approve the merger.

Transdigm Group Inc		Ticker:	TDG	CUSIP:	893641100	Meeting Date:	10/2/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Approve and adopt the Company’s 2014 Stock Incentive Plan.

Zillow Inc Class A		Ticker:	Z	CUSIP:	98954A107	Meeting Date:	12/18/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Approve the Agreement and Plan of Merger, dated as of July 28, 2014, by and among Zillow, Inc, Zebra Holdco, Inc. and Trulia, Inc. – the mergers will only occur if proposal #2 is also approved.
2. Approve the authorization of nonvoting Class C Capital Stock in Zebra Holdco’s Amended and Restated Articles of Incorporation.
3. Approve the adjournment of the Zillow special meeting if necessary or appropriate to solicit additional proxies if there are not sufficient votes to approve the merger agreement or to approve the authorization of nonvoting Class C capital stock in Zebra Holdco’s Amended and Restated Articles of Incorporation.

WALGREEN CO		Ticker:	WAG	CUSIP:	931422109	Meeting Date:	12/29/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Approve and adopt the Agreement and Plan of Merger, dated as of 10/17/2014, pursuant to which Ontario Merger Sub, Inc. will merge with and into Walgreen Co (the “Reorg Merger” and Walgreen Co. will survive the Reorg Merger as a wholly owned subsidiary of Walgreens Boots Alliance, Inc., and to approve and adopt the Reorg Merger and the Reorganization.
2. To approve the issuance, in a private placement, of shares of (a) if the reorganization proposal is approved and the reorganization completed, Walgreens Boots Alliance, Inc. common stock or (b) if the reorganization proposal is not approved or the reorganization is not otherwise completed, Walgreen Co. common stock, in either case to the sellers in connection with the completion of the Step 2 Acquisition, and in either case which is currently expected to be 144,333,468 shares, subject to potential adjustment.
3. To approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies if there are not sufficient votes to approve and adopt the reorganization proposal or the share issuance proposal.

LIBERTY GLOBAL PLC SERIES C		Ticker:	LBTYK	CUSIP:	G5480U120	Meeting Date:	2/24/2015
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Approve the Class C Articles proposal, a proposal to approve the adoption of new Articles of Association pursuant to Resolution 1 of the general meeting;
2. Approve the Class C Voting Rights proposal, a proposal to approve the amendment of the current and new Articles of Association pursuant to Resolution 4 of the general meeting.

TRANSDIGM GROUP INC		Ticker:	TDG	CUSIP:	893641100	Meeting Date:	3/5/2015
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-d. Elect Directors
2. Approve, in an advisory vote, compensation paid to the Company’s named executive officers.
3. Ratify the selection of Ernst & Young LLP as the Company’s independent accountants for FYE 9/30/2015.

CHARTER COMMUNICATION A		Ticker:	CHTR	CUSIP:	16117M305	Meeting Date:	3/17/2015
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Approve the issuance of common stock of CCH I, LLC after its conversion to a corporation, to shareholders of GreatLand Connections in connection with the Agreement and Plan of Merger to be entered into, by and among GreatLand Connections, Charter, CCH I, LLC, Charter Merger Sub, GreatLand Connections, Merger Sub and Comcast Corporation and the Transactions Agreement dates as of 4/25/2014, by and between Comcast and Charter, referred to as the “Share Issuance”;
2. Approve the adjournment or postponement of the special meeting, if necessary or appropriate, to solicit additional proxies in the event that there are not sufficient votes at the time of the special meeting to approve the Share Issuance.

SPIRIT AEROSYSTEMS HOLD CL A		Ticker:	SPR	CUSIP:	848574109	Meeting Date:	4/22/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-i. Elect Directors: 2. Ratify selection of Ernst & Young LLP as independent registered public accounting firm. 3. Approve the Fourth Amended and Restated Bylaws.

CHARTER COMMUNICATION A		Ticker:	CHTR	CUSIP:	16117M305	Meeting Date:	4/28/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-j. Election of Directors: 2. Ratification of the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the year ended 12/31/2015.

HORIZON PHARMA PLC		Ticker:	HZNP	CUSIP:	G4617B105	Meeting Date:	5/6/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-b. Elect Directors:
2. Approval of the amended and restated 2014 Equity Incentive Plan
3. Approval of the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for FYE 12/31/2015 and authorization of the Audit Committee to determine the auditor’s remuneration.
4. Approval, on an advisory basis, of the compensation of named executive officers, as disclosed in the proxy statement.

COLFAX CORP		Ticker:	CFX	CUSIP:	194014106	Meeting Date:	5/13/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-i. Election of Directors. 2. Ratification of the appointment of Ernst & Young LLP as Colfax Corporation’s independent registered public accounting firm for the fiscal year ending 12/31/2015.

AVIS BUDGET GROUP INC		Ticker:	CAR	CUSIP:	053774105	Meeting Date:	5/19/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-j. Election of Directors.
2. Ratify the appointment of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for FY 2015.
3. Advisory approval of the compensation of named executive officers.

VALEANT PHARMACEUTICALS INTE		Ticker:	VRX	CUSIP:	91911K102	Meeting Date:	5/19/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-k. Elect Directors.
2. Approval, in an advisory resolution, of the compensation of named executive officers as disclosed in the compensation discussion and analysis section, executive compensation tables and accompanying narrative discussions contained in the management proxy circular and proxy statement.
3. Appoint PricewaterhouseCoopers LLP as the auditors for the Company to hold office until the close of the 2016 annual meeting of shareholders and to authorize the Company’s Board of Directors to fix the auditors remuneration.

ILLUMINA INC		Ticker:	ILMN	CUSIP:	452327109	Meeting Date:	5/26/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-e. Elect Directors.
2. Ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for FYE 1/3/2016.
3. Approve, on an advisory basis, the compensation of the named executive officers as disclosed in the proxy statement.
4. Approve the Illumina, Inc. 2015 Stock and Incentive Plan.

ACTAVIS PLC		Ticker:	ACT	CUSIP:	G0083B108	Meeting Date:	6/5/2015
Proposed By:	Management (Items 1-5); Shareholder (Items6-7)	Vote Cast:	For (Items 1-5); Against (Items 6-7)	Recommendation:	For (Items 1-5); Against (Items 6-7)
Proposals:
1 a-l. Election of Directors.
2. Approve, in a non-binding vote, named executive officer compensation.
3. To ratify, in a non-binding vote, the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for the FYE 12/31/2015, and to authorize, in a binding vote, the Board of Directors, acting through the Audit and Compliance Committee, to determine PricewaterhouseCoopers LLP’s remuneration.
4. To pass a special resolution to approve, subject to the approval of the Registrar of Companies in Ireland, the change in name of the Company from Actavis PLC to Allergan PLC.
5. To approve the Amended and Restated 2013 Incentive Aware Plan of Actavis PLC.
6. To vote on a shareholder proposal requesting the Company to issue a sustainability report.
7. To vote on a shareholder proposal requesting the Company to adopt such shareholder’s policy regarding executive stock retention.

MASTERCARD INC CLASS A		Ticker:	MA	CUSIP:	57636Q104	Meeting Date:	6/9/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-m. Election of Directors.
2. Advisory approval of the Company’s executive compensation.
3. Approval of the amended and restated Senior Executive Annual Incentive Compensation Plan.
4. Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for 2015.

FLEETCOR TECHNOLOGIES INC		Ticker:	FLT	CUSIP:	339041105	Meeting Date:	6/10/2015
Proposed By:	Management (Items 1-2); Shareholder (Item 3)	Vote Cast:	For (Items 1-2); Against (Item 3)	Recommendation:	For (Items 1-2); Against (Item 3)
Proposals:
1 a-c. Election of Directors. 2. Ratify the selection of Ernst & Young LLP as Fleetcor’s independent auditor for 2015. 3. Stockholder proposal: Proxy Access Provision

PROGENICS PHARMACEUTICALS		Ticker:	PGNX	CUSIP:	743187106	Meeting Date:	6/10/2015
Proposed By:	Management	Vote Cast:	Abstain	Recommendation:	For
Proposals:
1 a-g. Election of Directors.
2. Approve, on an advisory basis, the compensation of the Company’s named executive officers as disclosed in the proxy statement.
3. Ratify the Board’s selection of Ernst & Young LLP to serve as the Company’s independent registered public accounting firm for 2015.

Facebook Inc.		Ticker:	FB	CUSIP:	30303M102	Meeting Date:	6/11/2015
Proposed By:	Management (Items 1-3); Shareholder (Items 4-6)	Vote Cast:	For (Items 1-3); Against (Items 4-6)	Recommendation:	For (Items 1-3); Against (Items 4-6)
Proposals:
1 a-h. Election of Directors.
2. Ratify the appointment of Ernst & Young LLP as Facebook Inc.’s independent registered public accounting firm for the fiscal year ending 12/31/2015.
3. Re-approve the Internal Revenue Code of 1986, as amended, Section 162(M) limits of our 2012 Equity Incentive Plan to preserve our ability to receive corporate income tax deductions that may become available pursuant to Section 162(M).
4. Stockholder proposal regarding change in stockholder voting.
5. Stockholder proposal regarding an annual sustainability report.
6. Stockholder proposal regarding a human rights risk assessment.

CHENIERE ENERGY INC		Ticker:	LNG	CUSIP:	16411R208	Meeting Date:	6/11/2015
Proposed By:	Management (Items 1-3); Shareholder (Item 4)	Vote Cast:	For (Items 1-3); Against (Item 4)	Recommendation:	For (Items 1-3); Against (Item 4)
Proposals:
1 a-i. Elect Directors.
2. Approve, on an advisory and non-binding basis, the compensation of the Company’s named executive officers for FY 2014 as disclosed in the proxy statement.
3. Ratification of the appointment of KPMG LLP as the Company’s independent registered public accounting firm for FYE 12/31/2015.
4. Shareholder proposal recommending that the Board adopt a proxy access bylaw.

FLAMEL TECHNOLOGIES SP ADR		Ticker:	FLML	CUSIP:	338488109	Meeting Date:	6/26/2015
Proposed By:	Not noted	Vote Cast:	For (Items 1-13, 16-18); Against (Items 14-15)	Recommendation:	For (Items 1-13, 16-18); Against (Items 14-15)
Proposals:
1. Approval of statutory accounts for year ended 12/31/2014.
2. Allocation of results.
3 - 8. Renewal of Directors.
9. Annual amount of Directors’ attendance fees.
10. Approval of agreements referred to in Article L.225-38 ET Seq of the French Commercial Code.
11. Authorization to allocate a maximum number of 250,000 free shares for the benefit of the employees of the Group as well as to corporate officers of the Company, which implies waving of preferential subscription rights of Shareholders in favor of the beneficiaries of the said shares.
12. Authorization to issue of a maximum number of 350,000 stock warrants reserved for a category of persons defined by the thirteenth resolution, which implies waving of preferential subscription rights of Shareholders on shares issued upon exercise of such warrants.
13. Cancellation of the preferential right of subscription attributed to the Shareholders with respect to the capital increase set forth in the twelfth resolution to the benefit of a category of persons consisting of the Company’s Directors who are neither authorized agents not employees of the Company, but including the Chairman of the Board of Directors.
14. Authorization to be granted to the Board of Directors to increase the Share Capital by issuing of shares reserved for the Members of the Company Savings Plan established in application of Articles L.3332-18 ET SEQ. of the French Labor Code.
15. Cancellation of the preferential right of subscription attributed to the Shareholders with respect to the capital increase set forth in the fourteenth resolution to the benefit of a category or persons consisting of employees of the Company.
16. Authorization to be granted to the Board of Directors for issue of a maximum number of two million (2,000,000) ordinary Shares of a nominal value of EUR 0.12196, in the form of American Depositary Shares (ADS), with removal of the Shareholders’ preferential subscription rights and reserved for a category of persons defined by the seventeenth resolution; Authorization to be granted to the Board of Directors for carrying out the resulting capital increases.
17. Cancellation of the preferential right of subscription attributed to the Shareholders with respect to the capital increase set forth in the sixteenth resolution to the benefit of a category of persons consisting of any public or private French or foreign company engaged (i) in the manufacture, sale, marketing and/or distribution of pharmaceutical products or active pharmaceutical ingredients or (ii) in operational activities related to pharmaceutical industry.
18. Powers for formalities.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Creek Global Equity Long/Short Institutional Fund

By (Signature and Title)*	/s/ Mark W. Yusko
Mark W. Yusko, Chairman, President and Trustee

Date	August 14, 2015

*Print the name and title of each signing officer under his or her signature.